BUSINESS COMBINATION	12 Months Ended
Jun. 30, 2012
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

NOTE 3 - BUSINESS COMBINATION

Acquisition of WoDeWeiYe

On September 1, 2009, Beijing Hollysys acquired 51% equity interest of Beijing WoDeWeiYe Technology Limited (WoDeWeiYe”), which was principally engaged in intelligent electric meter business, for cash consideration of RMB 2,000,000 (equivalent to $294,422), to further build up its foothold in the subway automation sector. The identifiable net assets of the acquiree were insignificant and goodwill of $286,610, comprised of the value of expected synergy arising from acquisition, was recognized. The total net cash paid in this acquisition was $279,120. The amounts of WoDeWeiYe’s revenue and earnings included in the Company’s consolidated statement of comprehensive income for the year ended June 30, 2010 were insignificant to the Company’s result of operations.

Acquisition of Concord

Effective on July 1, 2011, the Company acquired 100% interests of Concord, a Singapore headquartered electrification related system and service provider to rail and industrial companies in Southeast Asia and the Middle East. The consideration was a combination of cash and ordinary shares, with a total value of approximately $42,910,784, which consisted of:

1)	SGD 41,500,000 cash (approximately $33,789,285), which was paid in two equal installments of SGD 20,750,000 each in May 2011 and July 2011, respectively; and
2)	1,006,788 ordinary shares of the Company, with a market value of approximately $9,121,499 as of July 1, 2011, the closing date, issued on September 2, 2011.

The Company also granted an aggregate of 1,510,181 Incentive Shares to the two selling shareholders of Concord which are subject to service and Concord achieving pre-determined net income performance targets. As the Incentive Shares are subject to service conditions, they were determined to be within the scope of ASC 718 (see note 18).

Through the acquisition, the Company seeks to expand the existing distribution and marketing channels to cross-sell the Company’s existing product lines in rail and industrial segments to the growing Southeast Asia and the Middle East markets. As a result of the transaction, Concord becomes the Company’s wholly owned subsidiaries.

The following table summarizes the fair value of the assets acquired and liabilities assumed at the date of acquisition on July 1, 2011.

July 1, 2011
Cash and cash equivalents	$11,597,787
Accounts receivable	8,325,504
Other receivables	486,028
Advances to suppliers	485,583
Inventories	536,125
Prepaid expenses	48,098
Property, plant and equipment	4,009,933
Intangible assets	1,957,253
Total identifiable assets acquired	27,446,311

Accounts payable	4,379,465
Deferred revenue	696,452
Accrued payroll and related expense	329,946
Income tax payable	2,284,070
Accrued liabilities	3,236,106
Deferred tax liabilities	553,432
Long-term bank loans	644,939
Total liabilities assumed	12,124,410

Net identifiable assets acquired	15,321,901

Goodwill	27,588,883
Net assets acquired	$42,910,784

The identified intangible assets include acquired customer relationships of $529,162, with an estimated useful life of 5 years, and acquired order backlogs of $1,428,091, with an estimated useful life of 2 years.

The goodwill which is not tax deductible is primarily attributable to synergies expected to be achieved from the acquisition.

The Company recognized $351,836 of acquisition-related cost in general and administrative expenses in the statements of comprehensive income for the year ended June 30, 2012.

The following unaudited pro forma consolidated financial information reflects the results of the operations of the Company for the years ended June 30, 2010 and 2011, as if the acquisition of Concord described above had been completed as of July 1, 2009. The pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition of Concord actually taken place on the date indicated and may not be indicative of future operating results. These amounts have been calculated after applying the Company's accounting policies and the pro forma adjustments are based upon available information and certain assumptions that management believes are reasonable.

	Year Ended June 30,
	2010	2011
	(Unaudited)	(Unaudited)

Total revenues	$199,341,604	$295,966,559
Net income attributable to Hollysys Automation Technologies Ltd. stockholders	33,225,194	48,967,621

Net income per ordinary share:
Basic	0.65	0.90
Diluted	$0.64	$0.89

For the year ended June 30, 2012, Concord contributed approximately $24,237,402 to the Company’s total net revenues, and $1,936,780 to the Company’s net income.